Taxes Payable	12 Months Ended
Dec. 31, 2025
Taxes Payable
Taxes Payable

9. Taxes Payable

The Group’s subsidiaries, the VIEs and subsidiaries of the VIEs incorporated in China are subject to 6% VAT for services rendered.

The following is a summary of taxes payable as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB	RMB
VAT payables	2,516	5,035
Withholding individual income taxes for employees	2,318	2,494
Income tax payable	1,896	926
Others	537	748
Total	7,267	9,203